Note 12 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforward	$ 19,519	$ 16,178
Stock compensation expense	517	471
Research and development tax credit	2,615	2,156
Sec. 174 Research and development expense	4,991	3,207
Property and equipment	482	260
Intangible assets	75	82
Lease liability	192	324
Accrued expenses	327	139
Total gross deferred tax assets	28,718	22,817
Valuation allowance	(28,526)	(22,493)
Right-of-use assets	$ (192)	$ (324)